Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005556 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005556 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005556 | Apple
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005556 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005556 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005556 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005556 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005556 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005556 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005556 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000005556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005556 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005556 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193192 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000193192 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193192 | Apple
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000193192 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193192 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193192 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193192 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193192 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193192 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193192 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193192 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000193192 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193192 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000193192 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000193192 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193192 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193192 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193192 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193192 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193192 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%